Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,778,540	$ 1,250,207
Less: accumulated depreciation and amortization	(1,058,966)	(786,051)
Property, plant and equipment, net	719,574	464,156
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,103,604	663,424
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	107,504	85,565
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	199,420	84,126
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 368,012	$ 417,092